Consolidated Statements of Comprehensive Income (Loss) Statement - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings (loss)		$ (90)	$ (118)	$ 276
Other comprehensive income (loss)
Net actuarial gains (losses) on defined benefit plans, net of tax	[1]	15	(6)	8
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[2]	0	(1)	(1)
Total items that will not be reclassified subsequently to net earnings		15	(7)	7
Gains (losses) on translating net assets of foreign operations,net of tax	[3]	84	(80)	(71)
Reclassification of translation gains on net assets of divested foreign operations (Note 4)	[4]	0	(9)	0
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax	[5]	(41)	50	18
Reclassification of losses on financial instruments designated as hedges of divested foreign operations, net of tax (Note 4)	[6]	0	14	0
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[7]	(8)	214	179
Reclassification of gains on derivatives designated as cash flow hedges to net earnings, net of tax	[8]	(46)	(107)	(48)
Total items that will be reclassified subsequently to net earnings		(11)	82	78
Other comprehensive income		4	75	85
Total comprehensive income (loss)		(86)	(43)	361
Total comprehensive income (loss) attributable to:
TransAlta shareholders		(210)	(74)	215
Non-controlling interests (Note 12)		124	31	146
Net actuarial gains (losses)		5	(4)	4
Income tax relating to gains (losses) on derivatives designated as cash flow hedges		0	0	0
Income tax relating to exchange differences on translation of other comprehensive income		0	0	11
Income Tax Relating To Actuarial Gains (Losses) Arising From Changes In Financial Assumptions Of Other Comprehensive Income		0	11	0
Income tax relating to hedges of net investments in foreign operations of other comprehensive income		0	2	5
Income tax recovery relating to reclassification Of Losses on financial instruments designed as hedges of divested foreign operations		0	2	0
Income tax expense (recovery) relating to gains on derivatives designated as cash flow hedges of other comprehensive income		(1)	(77)	(92)
Income tax expense relating to reclassification of gains on derivatives designated as cash flow hedges to net earnings		$ 11	$ 31	$ 41

[1]	(1) Net of income tax expense of 5 million for the year ended Dec. 31, 2018 (2017 - 4 million recovery, 2016 - 4 million expense).
[2]	(2) Net of income tax of nil for the year ended Dec. 31, 2018 (2017 - nil , 2016 - nil).
[3]	(3) Net of income tax of nil for the year ended Dec. 31, 2018 (2017 - nil, 2016 - 11 million expense).
[4]	(4) Net of reclassification of income tax of nil for the year ended Dec. 31, 2018 (2017 - 11 million expense, 2016 - nil).
[5]	(5) Net of income tax of nil for the year ended Dec. 31, 2018 (2017 - 2 million expense, 2016 - 5 million expense).
[6]	(6) Net of reclassification of income tax of nil for the year ended Dec. 31, 2018 (2017 - 2 million recovery, 2016 - nil).
[7]	(7) Net of income tax recovery of 1 million for the year ended Dec. 31, 2018 (2017 - 77 million recovery, 2016 - 92 million expense).
[8]	(8) Net of reclassification of income tax expense of 11 million for the year ended Dec. 31, 2018 (2017 - 31 million expense, 2016 - 41 million expense).